Schedule Of Effect Of Derivatives Recognized (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	$ 33	$ (30)	$ 11
Designated as Hedging Instrument | Interest Rate Swap
Schedule of Cost-method Investments [Line Items]
Interest rate swaps	1	13	33
Not Designated as Hedging Instrument | Currency Exchange Forward
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	27	(31)	(19)
Not Designated as Hedging Instrument | Interest Rate Contract
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	4	(15)	(3)
Not Designated as Hedging Instrument | Commodity Contract
Schedule of Cost-method Investments [Line Items]
Derivatives not designated as hedging instruments	$ 1	$ 3	$ 0